UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-23127)

The GoodHaven Funds Trust
 (Exact name of registrant as specified in charter)

4940 SW 83rd Street
                                          Miami, Florida 33143_______________________
(Address of principal executive offices) (Zip code)

Larry Pitkowsky
4940 SW 83rd Street
                                          Miami, Florida 33143_______________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (305) 677-7650

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2018

Item 1. Schedule of Investments.

GoodHaven Fund
SCHEDULE OF INVESTMENTS at August 31, 2018 (Unaudited)

Shares	COMMON STOCKS - 74.1%	Value
	Air Transportation - 4.1%
131,000	American Airlines Group Inc.	$5,302,880

	Asset Management - 1.7%
55,000	Oaktree Capital Group, LLC	2,235,750

	Computer Hardware - 4.9%
258,400	HP Inc.	6,369,560

	Computer Software - 6.4%
6,900	Alphabet Inc. - Class C [1]	8,405,511

	Consumer Products - 4.2%
64,000	Spectrum Brands Holdings, Inc.	5,558,400

	Diversified Holding Companies - 4.9%
31,000	Berkshire Hathaway Inc. - Class B [1]	6,470,320

	Financial Services - 3.3%
186,143	Federated Investors, Inc. - Class B	4,311,072

	Financials - 5.6%
317,512	Jefferies Financial Group Inc.	7,372,629

	General Building Materials - 1.7%
139,400	Builders FirstSource, Inc. [1]	2,177,428

	Industrial Supplies - 3.4%
122,805	Systemax Inc.	4,482,382

	Marine Services & Equipment - 3.1%
251,694	Stolt-Nielsen Ltd.	4,045,760

	Metals & Mining - 7.7%
964,650	Barrick Gold Corp.	10,051,653

	Oil & Gas Exploration & Production - 16.6%
1,693,100	Birchcliff Energy Ltd.	6,162,625
34,122	Hess Midstream Partners LP	772,522
772,555	WPX Energy, Inc. [1]	14,732,624
		21,667,771

	Property/Casualty Insurance - 1.2%
2,400	Alleghany Corp.	1,516,272

	Real Estate - 0.7%
30,000	STORE Capital Corp. - REIT	864,300

	Retail - 1.1%
40,000	Macy's Inc.	1,462,000

	Telecommunications - 3.5%
84,000	Verizon Communications Inc.	4,567,080

	TOTAL COMMON STOCKS
	(Cost $62,361,378)	96,860,768

		PREFERRED STOCKS - 0.9%
		Government Agency - 0.9%
7,750		Federal National Mortgage Association, Series E, 5.100% [1,2,3]		71,455
7,393		Federal National Mortgage Association, Series F, 0.170% [1,2,3,4]		67,720
6,188		Federal National Mortgage Association, Series O, 7.000% [1,3,5]		61,632
47,100		Federal National Mortgage Association, Series P, 4.500% [1,3,5]		236,678
19,980		Federal National Mortgage Association, Series R, 7.625% [1,3]		109,890
27,846		Federal National Mortgage Association, Series S, 8.250% [1,3,4]		174,038
71,981		Federal National Mortgage Association, Series T, 8.250% [1,3]		446,282
				1,167,695
		TOTAL PREFERRED STOCKS
		(Cost $1,562,510)		1,167,695

Principal Amount		U.S. GOVERNMENT SECURITIES - 19.8%
		United States Treasury Bills - 19.8%
$3,000,000		1.933% due 9/20/2018 [6]		2,997,457
5,000,000		1.951% due 10/11/2018 [6]		4,989,928
3,000,000		1.972% due 11/1/2018 [6]		2,990,297
5,000,000		2.060% due 11/15/2018 [6]		4,979,662
5,000,000		2.041% due 11/29/2018 [6]		4,975,365
5,000,000		2.173% due 1/31/2019 [6]		4,954,834
				25,887,543
		TOTAL U.S. GOVERNMENT SECURITIES
		(Cost $25,884,677)		25,887,543

		MISCELLANOUS SECURITIES - 0.8% [1,7]	Notional Value
		TOTAL MISCELLANOUS SECURITIES
		(Cost $1,707,719)	$11,612,400	1,034,200

		Total Investments
		(Cost $91,516,284) - 95.6%		124,950,206
		Cash and Other Assets in Excess of Liabilities - 4.4%		5,770,367
		TOTAL NET ASSETS - 100.0%		$130,720,573

	REIT -	Real Estate Investment Trust

	[1]	Non-income producing security.
	[2]	A portion of this security is considered illiquid. As of August 31, 2018, the total value of illiquid securities was $81,963 or 0.1% of net assets.
	[3]	Perpetual maturity.
	[4]	Variable rate dividend; rate shown is rate of last dividend.
	[5]	Floating rate dividend; rate shown is minimum yield.
	[6]	Coupon represents the yield to maturity from the purchase price.
	[7]	Represents previously undisclosed securities which the Fund has held for less than one year.

GoodHaven Fund
Summary of Fair Value Exposure at August 31, 2018 (Unaudited)

The GoodHaven Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2018. See the Schedule of Investments for industry breakouts.

	Level 1	Level 2	Level 3	Total
Common Stocks	$96,860,768	$–	$–	$96,860,768
Preferred Stocks	859,562	308,133	–	1,167,695
U.S. Government Securities	–	25,887,543	–	25,887,543
Miscellaneous Securities	1,022,000	12,200	–	1,034,200
Total Investments	$98,742,330	$26,207,876	$–	$124,950,206

The Fund did not invest in any Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period ended August 31, 2018. It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  GoodHaven Funds Trust

By (Signature and Title)  /s/ Larry Pitkowsky
                                            Larry Pitkowsky
                                            Principal Executive Officer and Principal
                                            Financial and Accounting Officer
                                            The GoodHaven Funds Trust

Date   October 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Larry Pitkowsky
                                             Larry Pitkowsky
                                             Principal Executive Officer and Principal
                                             Financial and Accounting Officer
                                             The GoodHaven Funds Trust

Date   October 17, 2018

* Print the name and title of each signing officer under his or her signature.